Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used in Base Case (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2018
Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Remaining forecast period	2 years